UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth and Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 19.4%
Capital Markets - 5.6%
Ameriprise Financial, Inc.	236,900	$10,068,250
Bank of New York Mellon Corp.	127,900	4,540,450
Franklin Resources, Inc.	48,100	4,839,341
The Goldman Sachs Group, Inc.	435,100	80,075,804
Invesco Ltd.	795,300	18,522,537
Lehman Brothers Holdings, Inc.	1,720,843	29,839,417
Morgan Stanley	262,100	10,347,708

		158,233,507

Commercial Banks - 1.0%
Fifth Third Bancorp	554,170	7,741,755
Synovus Financial Corp.	1,024,500	9,742,995
Zions Bancorporation	367,100	10,745,017

		28,229,767

Diversified Financial Services - 1.6%
Citigroup, Inc.	951,000	17,774,190
JP Morgan Chase & Co.	630,200	25,605,026

		43,379,216

Insurance - 10.0%
ACE Ltd.	2,384,600	120,899,220
American International Group, Inc.	300,000	7,815,000
Arch Capital Group Ltd. (a)	67,800	4,727,694
Axis Capital Holdings Ltd.	2,864,000	90,731,520
Hartford Financial Services Group, Inc.	396,800	25,153,152
MetLife, Inc.	642,700	32,629,879

		281,956,465

Thrifts & Mortgage Finance - 1.2%
Federal National Mortgage Association	2,912,500	33,493,750

		545,292,705

Energy - 15.8%
Oil, Gas & Consumable Fuels - 15.8%
Anadarko Petroleum Corp.	180,200	10,435,382
Chevron Corp.	483,000	40,842,480
ConocoPhillips	867,400	70,797,188
Exxon Mobil Corp.	1,257,900	101,172,897
Marathon Oil Corp.	786,100	38,888,367
Occidental Petroleum Corp.	684,500	53,959,135

StatoilHydro ASA (ADR)	900,000	29,142,000
Total SA (Sponsored) (ADR)	943,100	72,147,150
Valero Energy Corp.	783,700	26,183,417

		443,568,016

Industrials - 15.1%
Aerospace & Defense - 12.2%
Honeywell International, Inc.	1,800,000	91,512,000
L-3 Communications Holdings, Inc.-Class 3	592,000	58,424,480
Lockheed Martin Corp.	629,500	65,675,735
Raytheon Co.	1,575,615	89,699,762
United Technologies Corp.	591,200	37,824,976

		343,136,953

Airlines - 0.2%
Continental Airlines, Inc.-Class B (a)	387,600	5,321,748

Commercial Services & Supplies - 0.4%
Monster Worldwide, Inc. (a)	609,200	10,807,208

Electrical Equipment - 1.3%
Emerson Electric Co.	700,000	34,090,000
EnerSys (a)	75,000	2,421,000

		36,511,000

Industrial Conglomerates - 0.7%
General Electric Co.	732,900	20,733,741

Machinery - 0.3%
Dover Corp.	161,600	8,020,208

		424,530,858

Consumer Discretionary - 13.4%
Household Durables - 2.5%
Centex Corp.	720,100	10,571,068
DR Horton, Inc.	3,150,000	35,028,000
NVR, Inc. (a)	23,700	13,089,984
Pulte Homes, Inc.	875,000	10,683,750

		69,372,802

Internet & Catalog Retail - 0.9%
Expedia, Inc. (a)	1,366,600	26,744,362

Media - 10.0%
CBS Corp.-Class B	2,163,700	35,398,132
The DIRECTV Group, Inc. (a)	1,494,230	40,374,095
DISH Network Corp.-Class A (a)	270,900	7,969,878
Gannett Co., Inc.	1,000,000	18,120,000
News Corp.-Class A	1,608,400	22,726,692
Omnicom Group, Inc.	1,150,000	49,093,500
Time Warner, Inc.	4,382,300	62,754,536
Viacom, Inc.-Class B (a)	1,579,800	44,123,814

		280,560,647

		376,677,811

Information Technology - 12.1%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	788,900	17,347,911

Computers & Peripherals - 1.8%
Hewlett-Packard Co.	531,000	23,788,800
Sun Microsystems, Inc. (a)	2,500,000	26,575,000

		50,363,800

Electronic Equipment & Instruments - 2.2%
Tyco Electronics Ltd.	1,833,700	60,768,818

IT Services - 2.0%
Accenture Ltd.-Class A	1,339,300	55,929,168

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	1,265,390	38,607,049
Applied Materials, Inc.	643,100	11,138,492
Integrated Device Technology, Inc. (a)	700,000	7,014,000
Intersil Corp.-Class A	631,060	15,227,478
KLA-Tencor Corp.	292,000	10,976,280
Nvidia Corp. (a)	362,400	4,145,856

		87,109,155

Software - 2.4%
Adobe Systems, Inc. (a)	369,500	15,278,825
Cadence Design Systems, Inc. (a)	1,428,900	10,559,571
Symantec Corp. (a)	1,974,600	41,604,822

		67,443,218

		338,962,070

Health Care - 10.8%
Health Care Providers & Services - 1.9%
Aetna, Inc.	794,600	32,586,546
UnitedHealth Group, Inc.	746,800	20,970,144

		53,556,690

Pharmaceuticals - 8.9%
Eli Lilly & Co.	1,325,000	62,420,750
Merck & Co., Inc.	1,489,200	48,994,680
Schering-Plough Corp.	2,911,100	61,365,988
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	550,000	24,662,000
Wyeth	1,256,700	50,921,484

		248,364,902

		301,921,592

Consumer Staples - 6.8%
Food & Staples Retailing - 2.8%
Safeway, Inc.	2,934,400	78,407,168

Tobacco - 4.0%
Altria Group, Inc.	1,150,000	23,402,500
Lorillard, Inc. (a)	677,100	45,440,181

Philip Morris International, Inc.	827,800	42,755,870

		111,598,551

		190,005,719

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	674,200	20,772,102
CenturyTel, Inc.	1,265,100	47,049,069
Qwest Communications International, Inc.	6,280,200	24,053,166
Verizon Communications, Inc.	1,032,700	35,153,108

		127,027,445

Materials - 1.7%
Chemicals - 1.2%
Eastman Chemical Co.	473,500	28,391,060
Lubrizol Corp.	115,000	5,727,000

		34,118,060

Metals & Mining - 0.5%
AK Steel Holding Corp.	238,500	15,144,750

		49,262,810

Total Common Stocks
(cost $2,959,808,958)		2,797,249,026

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $10,336,245)	10,336,245	10,336,245

Total Investments - 100.0%
(cost $2,970,145,203)		2,807,585,271
Other assets less liabilities - 0.0%		(532,600)

Net Assets - 100.0%		$2,807,052,671

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR –	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 3, 2008